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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                         Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High

 Income Trust

 NQ | June 30, 2015

 Ticker Symbol: PHT

Schedule of Investments  |  6/30/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES -  0.9% of Net Assets

 BANKS - 0.1%

 Thrifts & Mortgage Finance - 0.1%

   200,335(a)

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

 $ 202,178

 Total Banks

                               $ 202,178

 CONSUMER SERVICES - 0.2%

 Hotels, Resorts, Cruise Lines - 0.2%

   98,270

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 99,253

   567,979

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   570,645

   105,488

 Westgate Resorts LLC, Series 2013-1A, Class B, 3.75%, 8/20/25 (144A)

   106,602

 Total Consumer Services

                               $ 776,500

 DIVERSIFIED FINANCIALS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   660,000(a)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 $ 630,662

 Total Diversified Financials

                $ 630,662

 TRANSPORTATION - 0.4%

 Airlines - 0.4%

   1,093,508(b)

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.666%, 5/15/24 (144A)

 $ 306,182

   543,450(b)

 Aviation Capital Group Trust, Series 2000-1A, Class A1, 0.666%, 11/15/25 (144A)

   213,304

   1,316,643(b)

 Lease Investment Flight Trust, Series 1, Class A1, 0.576%, 7/15/31

   789,986

 Total Transportation

             $ 1,309,472

 TOTAL ASSET BACKED SECURITIES

 (Cost  $3,551,961)

             $ 2,918,812

 COLLATERALIZED MORTGAGE OBLIGATIONS -  1.2% of Net Assets

 BANKS - 0.9%

 Thrifts & Mortgage Finance - 0.9%

   850,000(b)

 BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.71%, 12/15/29 (144A)

 $ 784,196

   400,000(a)

 Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class B, 5.896%, 6/11/40 (144A)

   399,823

   230,071

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   225,838

   250,000(a)

 Springleaf Mortgage Loan Trust, Series 2013-1A, Class B1, 5.58%, 6/25/58 (144A)

   257,710

   498,000(a)

 Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, 5.658%, 3/15/45

   502,656

   900,000(a)

 Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 6.144%, 5/15/46

   938,879

 Total Banks

             $ 3,109,102

 DIVERSIFIED FINANCIALS - 0.3%

 Thrifts & Mortgage Finance - 0.3%

   200,000

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

 $ 201,886

   650,000(a)

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ, 6.208%, 2/15/51

   663,459

 Total Diversified Financials

              $ 865,345

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,853,127)

             $ 3,974,447

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -

 7.5% of Net Assets *(b)

 CAPITAL GOODS - 0.1%

 Industrial Conglomerates - 0.1%

   313,298

 Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21

 $ 315,384

 Total Capital Goods

               $ 315,384

 Principal

 Amount

 USD ($)

 Value

 CONSUMER SERVICES - 0.8%

 Education Services - 0.8%

   2,856,500

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

 $ 2,873,759

 Total Consumer Services

              $ 2,873,759

 ENERGY - 1.4%

 Coal & Consumable Fuels - 0.1%

   587,500

 PT Bumi Resources Tbk, Term Loan, 18.0%, 8/15/14

 $ 220,312

 Oil & Gas Drilling - 0.3%

   1,050,500

 Jonah Energy LLC, Second Lien Initial Loan, 7.5%, 5/12/21

 $ 1,001,914

 Oil & Gas Equipment & Services - 0.4%

   1,950,000

 Templar Energy LLC, Second Lien New Term Loan, 8.5%, 11/25/20

 $ 1,464,450

 Oil & Gas Exploration & Production - 0.6%

   2,664,204

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

 $ 2,044,777

 Total Energy

              $ 4,731,453

 FOOD, BEVERAGE & TOBACCO - 0.4%

 Packaged Foods & Meats - 0.4%

   1,498,750

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

 $ 1,536,219

 Total Food, Beverage & Tobacco

              $ 1,536,219

 HEALTH CARE EQUIPMENT & SERVICES - 0.9%

 Health Care Equipment & Services - 0.6%

   875,000

 Accellent, Inc. (Medical Device/UTI), Second Lien Term Loan, 7.5%, 3/11/22

 $ 842,187

   1,140,000

 Concentra, Inc., Initial Term Loan, 8.282%, 6/1/23

   1,146,384

              $ 1,988,571

 Health Care Technology - 0.3%

   1,155,136

 Medical Card System, Inc., Term Loan, 12.0%, 3/17/17

 $ 1,108,931

 Total Health Care Equipment & Services

              $ 3,097,502

 INSURANCE - 0.6%

 Property & Casualty Insurance - 0.6%

   1,885,452

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 1,878,382

 Total Insurance

              $ 1,878,382

 MATERIALS - 0.2%

 Diversified Metals & Mining - 0.0% †

   131,698(c)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.0%, 1/20/13

 $ 49,387

 Steel - 0.2%

   585,575

 Essar Steel Algoma, Inc., Initial Term Loan, 7.5%, 8/16/19

 $ 536,289

 Total Materials

               $ 585,676

 MEDIA - 0.5%

 Publishing - 0.5%

   1,195,425

 Cengage Learning Acquisitions, Inc. (fka TL Acquisitions, Inc.), Term Loan, 7.0%, 3/31/20

 $ 1,199,908

   343,200

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

   344,916

 Total Media

              $ 1,544,824

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%

 Biotechnology - 1.2%

   4,105,000

 Lantheus Medical Imaging, Inc., Term Loan, 9.75%, 5/15/17

 $ 4,058,819

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 4,058,819

 RETAILING - 0.7%

 Automotive Retail - 0.4%

   1,567,500

 CWGS Group LLC, Term Loan, 5.25%, 2/20/20

 $ 1,578,276

 Computer & Electronics Retail - 0.3%

   1,159,624

 Targus Group International, Inc., Term Loan, 14.75%, 5/24/16

 $ 956,690

 Total Retailing

              $ 2,534,966

 Principal

 Amount

 USD ($)

 Value

 SOFTWARE & SERVICES - 0.7%

 Application Software - 0.7%

   2,500,000

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

 $ 2,534,375

 Total Software & Services

              $ 2,534,375

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $27,256,103)

              $ 25,691,359

 CORPORATE BONDS & NOTES -  114.1% of Net Assets

 AUTOMOBILES & COMPONENTS - 1.5%

 Auto Parts & Equipment - 1.3%

   1,140,000(d)

 International Automotive Components Group SA,

 9.125%, 6/1/18 (144A)

 $ 1,162,800

   580,000

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

   610,450

   2,885,000(d)

 Stackpole International Intermediate / Stackpole International Powder, 7.75%, 10/15/21 (144A)

   2,841,725

              $ 4,614,975

 Automobile Manufacturers - 0.2%

   500,000(d)

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

 $ 545,000

 Total Automobiles & Components

              $ 5,159,975

 BANKS - 1.2%

 Thrifts & Mortgage Finance - 1.2%

   4,425,000(d)

 Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)

 $ 4,225,875

 Total Banks

              $ 4,225,875

 CAPITAL GOODS - 7.3%

 Aerospace & Defense - 1.8%

   2,200,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 2,277,000

   3,084,000(d)

 DynCorp International, Inc., 10.375%, 7/1/17

   2,220,480

   1,305,000(d)

 LMI Aerospace, Inc., 7.375%, 7/15/19

   1,301,738

   525,000

 Triumph Group, Inc., 5.25%, 6/1/22

   518,437

              $ 6,317,655

 Agricultural & Farm Machinery - 0.1%

   345,000

 Titan International, Inc., 6.875%, 10/1/20

 $ 316,969

 Building Products - 0.1%

   400,000

 Griffon Corp., 5.25%, 3/1/22

 $ 398,000

 Construction & Engineering - 0.5%

   1,500,000(d)

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $ 1,560,000

 Construction & Farm Machinery & Heavy Trucks - 0.6%

   2,000,000(d)

 Navistar International Corp., 8.25%, 11/1/21

 $ 1,900,000

 Electrical Components & Equipment - 0.6%

   2,000,000(d)

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 1,878,760

 Industrial Conglomerates - 0.5%

   253,000(d)

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $ 240,350

   605,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

   647,350

   810,000

 Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)

   842,400

              $ 1,730,100

 Industrial Machinery - 2.3%

   2,575,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $ 2,291,750

   1,040,000(d)

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

   1,024,400

   4,500,000(d)

 Xerium Technologies, Inc., 8.875%, 6/15/18

   4,657,500

              $ 7,973,650

 Trading Companies & Distributors - 0.8%

   2,510,000(d)

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

 $ 2,710,800

 Total Capital Goods

              $ 24,785,934

 COMMERCIAL & PROFESSIONAL SERVICES - 2.1%

 Commercial Printing - 0.8%

   1,675,000

 Multi-Color Corp., 6.125%, 12/1/22 (144A)

 $ 1,712,688

   860,000

 Mustang Merger Corp., 8.5%, 8/15/21 (144A)

   872,900

              $ 2,585,588

 Diversified Support Services - 1.3%

   3,900,000(d)

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 3,724,500

   660,000

 Transfield Services, Ltd., 8.375%, 5/15/20 (144A)

   702,900

              $ 4,427,400

 Total Commercial & Professional Services

              $ 7,012,988

Schedule of Investments  |  6/30/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 CONSUMER DISCRETIONARY - 1.5%

 Department Stores - 0.3%

   935,000

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $ 979,413

 Homebuilding - 1.2%

   1,500,000

 KB Home, 7.0%, 12/15/21

 $ 1,548,750

   790,000

 KB Home, 7.5%, 9/15/22

   821,600

   1,035,000

 KB Home, 7.625%, 5/15/23

   1,081,575

   565,000

 Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24 (144A)

   543,812

              $ 3,995,737

 Total Consumer Discretionary

              $ 4,975,150

 CONSUMER DURABLES & APPAREL - 4.2%

 Homebuilding - 1.0%

   750,000(d)

 Beazer Homes USA, Inc., 9.125%, 5/15/19

 $ 780,938

   800,000(d)

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

   784,000

   1,975,000(d)

 Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)

   2,054,000

              $ 3,618,938

 Housewares & Specialties - 1.8%

   1,435,000(d)

 Jarden Corp., 7.5%, 5/1/17

 $ 1,560,562

   3,000,000(d)

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   3,101,250

   1,430,000(d)

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   1,501,500

              $ 6,163,312

 Leisure Products - 1.2%

   4,000,000

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

 $ 4,000,000

 Textiles - 0.2%

   805,000

 Polymer Group, Inc., 6.875%, 6/1/19 (144A)

 $ 740,600

 Total Consumer Durables & Apparel

              $ 14,522,850

 CONSUMER SERVICES - 5.4%

 Business Services - 0.8%

   1,750,000(d)

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 1,776,250

   1,000,000

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   877,500

              $ 2,653,750

 Casinos & Gaming - 2.5%

   664,649(c)(e)

 Mashantucket Western Pequot Tribe, 6.5% (6.5% PIK 1.0% cash), 7/1/36

 $ 6,646

   1,700,000(d)

 MGM Resorts International, 6.0%, 3/15/23

   1,721,250

   1,225,000

 Scientific Games International, Inc., 6.25%, 9/1/20

   952,438

   3,000,000(d)

 Scientific Games International, Inc., 6.625%, 5/15/21

   2,325,000

   3,800,000(d)

 Scientific Games International, Inc., 10.0%, 12/1/22

   3,638,500

              $ 8,643,834

 Education Services - 0.2%

   555,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $ 560,550

 Hotels, Resorts, Cruise Lines - 0.2%

   565,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 $ 560,762

 Restaurants - 0.6%

   2,000,000(d)

 PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)

 $ 2,067,500

 Specialized Consumer Services - 1.1%

   2,465,000(d)

 Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)

 $ 2,378,725

   1,400,000(d)

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21

   1,456,000

              $ 3,834,725

 Total Consumer Services

              $ 18,321,121

 DIVERSIFIED FINANCIALS - 3.9%

 Asset Management & Custody Banks - 0.3%

   975,000(d)

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 1,061,075

 Consumer Finance - 0.7%

   1,030,000(d)

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 1,011,975

   1,720,000(d)

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   1,410,400

              $ 2,422,375

 Diversified Banks - 1.0%

   1,200,000(a)

 Access Bank Plc, 9.25%, 6/24/21 (144A)

 $ 1,140,000

   1,650,000(a)(d)(f)

 Bank of America Corp., 6.25%

   1,642,789

   600,000(a)(d)(f)

 Bank of America Corp., 6.5%

   621,000

              $ 3,403,789

 Principal

 Amount

 USD ($)

 Value

 Diversified Capital Markets - 0.2%

   700,000(a)(d)(f)

 Credit Suisse Group AG, 7.5% (144A)

 $ 728,840

 Investment Banking & Brokerage - 0.5%

   2,325,000(a)(d)(f)

 Goldman Sachs Capital II, 4.0%

 $ 1,769,906

 Specialized Finance - 1.2%

   425,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

 $ 395,781

   2,845,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

   2,599,619

   1,325,000(d)

 Ocwen Financial Corp., 7.125%, 5/15/19 (144A)

   1,238,875

              $ 4,234,275

 Total Diversified Financials

              $ 13,620,260

 ENERGY - 16.6%

 Coal & Consumable Fuels - 0.0% †

   2,125,000(c)

 James River Coal Co., 7.875%, 4/1/19

 $ 2,656

 Integrated Oil & Gas - 0.4%

   1,214,000

 Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24

 $ 388,480

   750,000

 YPF SA, 8.875%, 12/19/18 (144A)

   796,875

              $ 1,185,355

 Oil & Gas Drilling - 1.0%

   2,500,000

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

 $ 1,875,000

   1,800,000(d)

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   1,602,000

              $ 3,477,000

 Oil & Gas Equipment & Services - 0.5%

   598,000

 Exterran Partners LP / EXLP Finance Corp., 6.0%, 4/1/21

 $ 577,070

   1,020,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

   918,000

   300,000

 Sanjel Corp., 7.5%, 6/19/19 (144A)

   219,750

              $ 1,714,820

 Oil & Gas Exploration & Production - 9.7%

   2,940,000(d)

 Approach Resources, Inc., 7.0%, 6/15/21

 $ 2,646,000

   4,332,000(d)

 Comstock Resources, Inc., 7.75%, 4/1/19

   1,819,440

   3,850,000(d)

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   4,114,495

   95,000

 EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22

   99,750

   1,295,000(d)

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

   777,000

   2,015,000(d)

 Gulfport Energy Corp., 7.75%, 11/1/20

   2,110,712

   230,000

 Halcon Resources Corp., 8.875%, 5/15/21

   151,225

   3,360,000(d)

 Halcon Resources Corp., 9.75%, 7/15/20

   2,259,600

   1,950,000

 Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21

   1,579,500

   800,000

 Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 9/15/21

   600,000

   2,610,000

 Memorial Production Partners LP / Memorial Production Finance Corp., 6.875%, 8/1/22

   2,360,745

   2,000,000(d)

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   830,000

   1,050,000

 MIE Holdings Corp., 7.5%, 4/25/19 (144A)

   792,750

   590,000

 Parsley Energy LLC / Parsley Finance Corp., 7.5%, 2/15/22 (144A)

   598,667

   2,485,000

 Penn Virginia Corp., 7.25%, 4/15/19

   2,137,100

   750,000

 Penn Virginia Corp., 8.5%, 5/1/20

   673,125

   2,750,000

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   2,585,000

   3,380,000(c)

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   16,900

   900,000

 Rice Energy, Inc., 6.25%, 5/1/22

   893,250

   735,000

 RSP Permian, Inc., 6.625%, 10/1/22 (144A)

   751,538

   4,035,000(d)

 Sanchez Energy Corp., 7.75%, 6/15/21

   4,014,825

   1,500,000(d)

 Vanguard Natural Resources LLC / VNR Finance Corp., 7.875%, 4/1/20

   1,432,500

              $ 33,244,122

 Oil & Gas Refining & Marketing - 2.3%

   3,859,000

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21

 $ 3,801,115

   750,000(d)

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23 (144A)

   770,625

   3,000,000(d)

 Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)

   3,183,000

              $ 7,754,740

 Oil & Gas Storage & Transportation - 2.7%

   875,000(d)

 Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23 (144A)

 $ 910,000

   1,524,000(b)(d)

 Energy Transfer Partners LP, 3.296%, 11/1/66

   1,295,400

   350,000(a)(d)

 Enterprise Products Operating LLC, 8.375%, 8/1/66

   366,625

   1,410,000(d)

 Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22

   1,353,600

   1,100,000

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23 (144A)

   1,080,750

   385,000

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23 (144A)

   386,925

   2,500,000(d)

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (144A)

   2,600,000

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Storage & Transportation (continued)

   1,185,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23 (144A)

 $  1,220,550

              $ 9,213,850

 Total Energy

              $ 56,592,543

 FOOD & STAPLES RETAILING - 0.4%

 Food Retail - 0.4%

   1,505,000(d)

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

 $ 1,506,881

 Total Food & Staples Retailing

              $ 1,506,881

 FOOD, BEVERAGE & TOBACCO - 7.6%

 Agricultural Products - 1.0%

   2,100,000(d)

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 2,084,250

   1,215,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   1,136,025

   575,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

   339,250

              $ 3,559,525

 Packaged Foods & Meats - 5.1%

   775,000

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

 $ 842,584

   1,250,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   1,213,750

   318,000(d)

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21

   342,645

   3,500,000(d)

 FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   3,648,750

   1,240,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

   1,181,100

   1,000,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   1,007,200

   1,200,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   1,198,800

   3,400,000(d)

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   3,425,500

   400,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   440,200

   2,000,000(d)

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

   1,925,000

   2,100,000(d)

 Post Holdings, Inc., 7.375%, 2/15/22

   2,136,750

              $ 17,362,279

 Soft Drinks - 0.5%

   1,625,000(d)

 Cott Beverages, Inc., 5.375%, 7/1/22

 $ 1,576,250

 Tobacco - 1.0%

   3,835,000(d)

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 3,355,625

 Total Food, Beverage & Tobacco

              $ 25,853,679

 HEALTH CARE - 0.2%

 Pharmaceuticals - 0.2%

   780,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)

 $ 792,675

 Total Health Care

              $ 792,675

 HEALTH CARE EQUIPMENT & SERVICES - 5.0%

 Health Care Facilities - 1.9%

   2,560,000(d)

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22

 $ 2,700,800

   2,400,000

 Kindred Healthcare, Inc., 6.375%, 4/15/22

   2,397,000

   600,000(d)

 United Surgical Partners International, Inc., 9.0%, 4/1/20

   640,500

   835,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

   772,375

              $ 6,510,675

 Health Care Services - 1.2%

   2,250,000(d)

 BioScrip, Inc., 8.875%, 2/15/21

 $ 1,912,500

   2,000,000(d)

 Kindred Escrow Corp. II, 8.0%, 1/15/20 (144A)

   2,140,000

              $ 4,052,500

 Health Care Supplies - 0.9%

   3,000,000(d)

 Immucor, Inc., 11.125%, 8/15/19

 $ 3,180,000

 Health Care Technology - 0.3%

   900,000(d)

 Emdeon, Inc., 11.0%, 12/31/19

 $ 976,500

 IT Consulting & Other Services - 0.7%

   2,380,000(d)

 Truven Health Analytics, Inc., 10.625%, 6/1/20

 $ 2,493,050

 Total Health Care Equipment & Services

              $ 17,212,725

 HOUSEHOLD & PERSONAL PRODUCTS - 1.8%

 Household Products - 0.6%

   2,220,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $ 2,170,050

Schedule of Investments  |  6/30/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Personal Products - 1.2%

   1,745,000(d)

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $ 1,867,150

   2,315,000(d)

 Monitronics International, Inc., 9.125%, 4/1/20

   2,233,975

              $ 4,101,125

 Total Household & Personal Products

              $ 6,271,175

 INDUSTRIALS - 1.0%

 Environmental & Facilities Services - 0.4%

   1,370,000(d)

 Safway Group Holding LLC / Safway Finance Corp., 7.0%, 5/15/18 (144A)

 $ 1,400,537

 Industrial Machinery - 0.2%

   849,000(e)(h)

 Liberty Tire Recycling LLC, 11.0% (11.0% PIK 0.0% cash), 3/31/21 (144A)

 $ 772,590

 Trading Companies & Distributors - 0.4%

   280,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $ 283,500

   1,080,000(d)

 H&E Equipment Services, Inc., 7.0%, 9/1/22

   1,113,750

              $ 1,397,250

 Total Industrials

              $ 3,570,377

 INFORMATION TECHNOLOGY - 0.7%

 Internet Software & Services - 0.7%

   755,000

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $ 732,350

   1,500,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

   1,541,250

 Total Information Technology

              $ 2,273,600

 INSURANCE - 12.5%

 Insurance Brokers - 0.3%

   1,000,000(d)

 USI, Inc., 7.75%, 1/15/21 (144A)

 $ 1,015,000

 Multi-Line Insurance - 1.9%

   3,075,000(a)(d)

 Liberty Mutual Group, Inc., 10.75% , 6/15/58 (144A)

 $ 4,643,250

   1,100,000(d)

 MetLife, Inc., 10.75%, 8/1/39

   1,782,000

              $ 6,425,250

 Property & Casualty Insurance - 2.6%

   3,000,000(g)(h)

 Fixed Income Trust Series, 2013-A, 0.0%, 10/15/97 (144A)

 $ 2,073,165

   5,300,000(d)

 Hanover Insurance Corp., 7.625%, 10/15/25

   6,688,250

   265,000(a)(d)(f)

 White Mountains Insurance Group, Ltd., 7.506% (144A)

   276,925

              $ 9,038,340

 Reinsurance - 7.7%

   500,000(b)

 Alamo Re, Ltd., 5.9%, 6/7/18 (144A) (Cat Bond)

 $ 496,900

   875,402(i)

 Altair Re II, Ltd. (Willis Securities, Inc.), Variable Rate Notes,

 6/30/16

   510,009

   800,000(i)

 Altair Re III, Ltd. (Willis Securities, Inc.), Variable Rate Notes,

 6/30/17

   824,000

   500,000(i)

 Arlington Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 8/31/16

   503,550

   400,000(i)

 Arlington Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 8/1/15

   455,720

   250,000(b)

 Atlas Reinsurance VII, Ltd., 8.154%, 1/7/16 (144A) (Cat Bond)

   250,075

   500,000(b)

 Blue Danube II, Ltd., 4.368%, 5/23/16 (144A) (Cat Bond)

   497,150

   400,000(b)

 Caelus Re 2013, Ltd., 6.85%, 4/7/17 (144A) (Cat Bond)

   401,200

   500,000(b)

 Caelus Re, Ltd., 5.25%, 3/7/16 (144A) (Cat Bond)

   490,400

   700,000(i)

 Carnoustie Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/19/16

   744,310

   500,000(i)

 Clarendon Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 6/15/16

   479,900

   500,000(b)

 Compass Re II, Ltd., 10.111%, 12/8/15 (144A) (Cat Bond)

   476,200

   250,000(b)

 East Lane Re V, Ltd., 9.0%, 3/16/16 (144A) (Cat Bond)

   252,150

   913,500(i)

 Exeter Segregated Account (Kane SAC, Ltd.), Variable Rate Notes,  1/7/16

   921,630

   600,000(i)

 Fairfield Segregated Account (Kane SAC, Ltd.), Variable Rate Notes,  2/2/16

   573,900

   500,000(b)

 Galileo Re, Ltd., 7.4%, 1/9/17 (144A) (Cat Bond)

   503,300

   750,000(i)

 Gloucester Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/31/15

   750,000

   1,300,000(i)

 Gullane Segregated Account (Kane SAC, Ltd.), Variable Rate

 Notes, 1/22/17

   1,366,040

   630,750(i)

 Hereford Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/12/16

   638,382

   750,000(b)

 Kilimanjaro Re, Ltd., 4.75%, 4/30/18 (144A) (Cat Bond)

   722,100

   1,000,000(i)

 Lahinch Segregated Account (Kane SAC, Ltd.), Variable Rate

 Notes, 6/15/16

   974,900

   760,000(i)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

   774,288

   622,533(i)

 Muirfield Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/12/16

   627,514

Schedule of Investments  |  6/30/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Reinsurance (continued)

   1,000,000(i)

 Pangaea Re IX Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/1/18

 $ 18,000

   1,000,000(i)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

   1,058,100

   1,000,000(i)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-2, Variable Rate Notes, 11/30/19

   1,004,900

   250,000(b)

 Residential Reinsurance 2011, Ltd., 8.9%, 12/6/15 (144A)

 (Cat Bond)

   246,175

   250,000(b)

 Residential Reinsurance 2012, Ltd., 8.0%, 6/6/16 (144A)

 (Cat Bond)

   260,775

   250,000(b)

 Residential Reinsurance 2012, Ltd., 10.0%, 6/6/16 (144A)

 (Cat Bond)

   258,150

   400,000(b)

 Residential Reinsurance 2012, Ltd., 12.75%, 12/6/16 (144A)

 (Cat Bond)

   416,200

   250,000(b)

 Residential Reinsurance 2012, Ltd., 19.0%, 12/6/16 (144A)

 (Cat Bond)

   265,025

   400,000(b)

 Residential Reinsurance 2012, Ltd., 22.0%, 6/6/16 (144A)

 (Cat Bond)

   441,960

   250,000(b)

 Residential Reinsurance 2013, Ltd., 9.25%, 6/6/17 (144A)

 (Cat Bond)

   257,475

   500,000(b)

 Sanders Re, Ltd., 4.0%, 5/5/17 (144A) (Cat Bond)

   488,350

   3,439(i)

 Sector Re V, Ltd. (Swiss Re), Series 3, Class C, Variable Rate Notes, 12/1/17 (144A)

   24,776

   1,463(i)

 Sector Re V, Ltd. (Swiss Re), Series 4, Class A, Variable Rate Notes, 3/30/19 (144A)

   200,436

   800,000(i)

 Sector Re V, Ltd. (Swiss Re), Series 4, Class C, Variable Rate Notes, 12/1/19 (144A)

   843,440

   850,000(i)

 Sector Re V, Ltd. (Swiss Re), Series 5, Class A, Variable Rate Notes, 3/1/20 (144A)

   859,180

   750,000(i)

 Sector Re V, Ltd. (Swiss Re), Series 5, Class F, Variable Rate Notes, 3/1/20 (144A)

   754,200

   800,000(i)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

   888,320

   600,000(i)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/16 (144A)

   23,400

   500,000(i)

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/22/16

   510,200

   300,000(b)

 Tar Heel Re, Ltd., 8.5%, 5/9/16 (144A) (Cat Bond)

   305,190

   642,367(i)

 Troon Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/12/16

   646,028

   1,012,000(i)

 Turnberry Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/15/16

   1,021,311

   1,250,000(i)

 Versutus, Ltd. (MMC Securities), Series 2015-A, Variable Rate Notes, 12/31/2017

   1,309,750

              $ 26,334,959

 Total Insurance

              $ 42,813,549

 MATERIALS - 14.5%

 Commodity Chemicals - 2.3%

   3,250,000(d)

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 4,293,338

   3,625,000(d)

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

   3,525,312

              $ 7,818,650

 Construction Materials - 0.2%

   595,000(d)

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

 $ 597,975

 Diversified Chemicals - 0.6%

   2,010,000

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

 $ 1,904,475

 Diversified Metals & Mining - 1.6%

   725,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 $ 748,562

   2,000,000(d)

 Global Brass & Copper, Inc., 9.5%, 6/1/19

   2,190,000

   1,747,928

 Mirabela Nickel, Ltd., 9.5%, 6/24/19

   1,241,029

   1,410,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   1,297,200

              $ 5,476,791

 Forest Products - 1.1%

   4,000,000(d)

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $ 3,850,000

 Gold - 0.8%

   3,255,000(d)

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 2,726,063

 Metal & Glass Containers - 0.8%

   1,633,288(e)

 Ardagh Finance Holdings SA, 8.625% (8.625% PIK 0.0% cash), 6/15/19 (144A)

 $ 1,690,453

   500,000

 Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.0%, 6/15/17 (144A)

   500,000

   445,000

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

   442,775

              $ 2,633,228

 Principal

 Amount

 USD ($)

 Value

 Metals & Mining - 0.2%

   815,000(d)

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 $ 745,725

 Paper Packaging - 1.9%

   485,000(d)

 AEP Industries, Inc., 8.25%, 4/15/19

 $ 493,488

   2,220,000(d)

 Coveris Holding Corp., 10.0%, 6/1/18 (144A)

   2,331,000

 EUR

   3,105,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

   3,601,204

              $ 6,425,692

 Paper Products - 1.0%

   1,590,000(d)

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 1,001,700

   2,250,000

 Mercer International, Inc., 7.0%, 12/1/19

   2,351,250

              $ 3,352,950

 Specialty Chemicals - 1.3%

   945,000

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $ 963,900

   400,000

 Hexion US Finance Corp., 6.625%, 4/15/20

   367,000

   3,330,000

 Hexion US Finance Corp., 9.0%, 11/15/20

   2,397,600

   850,000

 Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp., 6.5%, 4/15/21 (144A)

   850,000

              $ 4,578,500

 Steel - 2.7%

   1,125,000(d)

 Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)

 $ 1,063,125

   2,483,000

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   2,501,622

   3,750,000(d)

 Ryerson, Inc., 9.0%, 10/15/17

   3,778,125

   720,000

 SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20 (144A)

   727,200

   1,195,000

 United States Steel Corp., 7.5%, 3/15/22

   1,227,863

              $ 9,297,935

 Total Materials

              $ 49,407,984

 MEDIA - 4.0%

 Broadcasting - 0.2%

   1,000,000(d)

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $ 835,000

 Movies & Entertainment - 3.1%

   2,765,000(d)

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 3,003,481

   1,400,000(d)

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

   1,414,000

   1,115,000

 Regal Entertainment Group, 5.75%, 2/1/25

   1,088,519

   1,890,000(d)

 SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)

   1,658,475

   3,575,000(d)

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

   3,396,894

              $ 10,561,369

 Publishing - 0.7%

   2,200,000(d)

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 $ 2,318,250

 Total Media

              $ 13,714,619

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%

 Biotechnology - 1.6%

   1,400,000(d)

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 1,477,000

   4,104,000(d)

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   4,214,808

              $ 5,691,808

 Pharmaceuticals - 1.5%

   1,508,000(d)

 DPx Holdings BV (FKA JLL/Delta Dutch Newco BV), 7.5%, 2/1/22 (144A)

 $ 1,572,090

   1,490,000

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)

   1,523,525

   1,900,000(d)

 VRX Escrow Corp., 5.875%, 5/15/23 (144A)

   1,947,500

              $ 5,043,115

 Total Pharmaceuticals, Biotechnology & Life Sciences

              $ 10,734,923

 REAL ESTATE - 1.1%

 Diversified Real Estate Activities - 0.1%

   330,000

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $ 341,550

 Specialized REITs - 1.0%

   3,480,000(d)

 Communications Sales & Leasing, Inc., 8.25%, 10/15/23 (144A)

 $ 3,419,100

 Total Real Estate

              $ 3,760,650

 RETAILING - 3.4%

 Automotive Retail - 1.3%

   1,385,000

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $ 1,440,400

   3,260,000(d)

 DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)

   3,113,300

              $ 4,553,700

 Computer & Electronics Retail - 0.9%

   3,305,000(d)

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $ 3,230,637

 Department Stores - 0.3%

   900,000(d)

 Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)

 $ 947,250

Schedule of Investments  |  6/30/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Speciality Stores - 0.9%

   2,135,000

 Outerwall, Inc., 5.875%, 6/15/21

 $ 1,996,225

   200,000

 Outerwall, Inc., 6.0%, 3/15/19

   200,500

   685,000

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

   726,100

              $ 2,922,825

 Total Retailing

              $ 11,654,412

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%

 Semiconductors - 1.1%

   995,000(d)

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 $ 840,775

   3,250,000(d)

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

   2,868,125

 Total Semiconductors & Semiconductor Equipment

              $ 3,708,900

 SOFTWARE & SERVICES - 1.9%

 Application Software - 0.1%

   500,000

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18

 $ 502,500

 Data Processing & Outsourced Services - 1.8%

   1,783,000(d)

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 1,881,065

   422,000

 First Data Corp., 10.625%, 6/15/21

   467,365

   1,783,000(d)

 First Data Corp., 12.625%, 1/15/21

   2,059,365

   1,650,000(d)(e)

 Igloo Holdings Corp., 8.25% (9.0% PIK 8.25% cash), 12/15/17 (144A)

   1,670,625

              $ 6,078,420

 Total Software & Services

              $ 6,580,920

 TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%

 Communications Equipment - 0.9%

   2,400,000(d)(e)

 CommScope Holding Co., Inc., 6.625% (7.375% PIK 6.625% cash), 6/1/20 (144A)

 $ 2,490,000

   645,000(d)

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

   642,581

              $ 3,132,581

 Electronic Equipment & Instruments - 0.3%

   745,000

 Zebra Technologies Corp., 7.25%, 10/15/22 (144A)

 $ 806,463

 Total Technology Hardware & Equipment

              $ 3,939,044

 TELECOMMUNICATION SERVICES - 4.6%

 Integrated Telecommunication Services - 3.0%

   2,000,000

 Frontier Communications Corp., 7.125%, 1/15/23

 $ 1,775,000

   1,400,000(d)

 Frontier Communications Corp., 7.625%, 4/15/24

   1,235,500

   1,975,000(d)

 GCI, Inc., 6.75%, 6/1/21

   1,999,688

   1,725,000

 GCI, Inc., 6.875%, 4/15/25

   1,742,250

   4,200,000(d)

 Windstream Corp., 7.5%, 6/1/22

   3,690,750

              $ 10,443,188

 Wireless Telecommunication Services - 1.6%

   1,085,000(d)

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $ 1,077,188

   300,000(d)

 Altice Finco SA, 8.125%, 1/15/24 (144A)

   303,000

   1,580,000(d)

 Sprint Corp., 7.125%, 6/15/24

   1,465,608

   2,150,000(d)

 Sprint Corp., 7.25%, 9/15/21

   2,096,250

   400,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   399,364

              $ 5,341,410

 Total Telecommunication Services

              $ 15,784,598

 TRANSPORTATION - 3.9%

 Air Freight & Logistics - 0.3%

   1,005,000(d)

 XPO Logistics, Inc., 7.875%, 9/1/19 (144A)

 $ 1,073,943

 Airlines - 1.2%

   1,295,000

 Gol LuxCo SA, 8.875%, 1/24/22 (144A)

 $ 1,045,712

   360,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

   334,800

   2,050,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.25%, 7/15/17 (144A)

   2,050,000

   600,000(d)

 United Continental Holdings, Inc., 6.375%, 6/1/18

   625,500

              $ 4,056,012

 Marine - 0.3%

   1,025,000

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

 $ 981,438

 Railroads - 0.7%

   871,934(e)

 AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)

 $ 861,035

   1,520,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

   1,440,200

              $ 2,301,235

Schedule of Investments  |  6/30/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Trucking - 1.4%

   3,500,000(d)

 Jack Cooper Holdings Corp., 10.25%, 6/1/20 (144A)

 $ 3,237,500

   2,000,000

 Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)

   1,515,000

              $ 4,752,500

 Total Transportation

              $ 13,165,128

 UTILITIES - 2.4%

 Electric Utilities - 1.0%

   1,095,000

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

 $ 1,147,012

   1,010,000(a)(d)

 Enel SpA, 8.75%, 9/24/73 (144A)

   1,158,975

   900,000

 PPL Energy Supply LLC, 6.5%, 6/1/25 (144A)

   900,000

              $ 3,205,987

 Independent Power Producers & Energy Traders - 0.8%

   2,675,000(d)

 NRG Energy, Inc., 6.25%, 5/1/24

 $ 2,654,938

 Multi-Utilities - 0.6%

   2,135,574

 Ormat Funding Corp., 8.25%, 12/30/20

 $ 2,178,285

 Total Utilities

              $ 8,039,210

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $394,481,302)

            $ 390,001,745

 CONVERTIBLE BONDS & NOTES - 5.1% of Net Assets

 CAPITAL GOODS - 1.2%

 Construction & Farm Machinery & Heavy Trucks - 1.2%

   2,625,000(d)

 Meritor, Inc., 7.875%, 3/1/26

 $ 4,147,500

 Total Capital Goods

              $ 4,147,500

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   400,000

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 407,000

 Total Diversified Financials

              $ 407,000

 ENERGY - 0.8%

 Coal & Consumable Fuels - 0.2%

   1,905,000

 Massey Energy Co., 3.25%, 8/1/15

 $ 676,275

 Oil & Gas Drilling - 0.2%

   2,265,000(d)(g)

 Hercules Offshore, Inc., 0.0%, 6/1/38

 $ 747,450

 Oil & Gas Exploration & Production - 0.4%

   1,340,000(d)

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $ 1,269,650

 Total Energy

              $ 2,693,375

 HEALTH CARE EQUIPMENT & SERVICES - 1.5%

 Health Care Equipment & Services - 1.4%

   2,837,000(d)(g)

 Hologic, Inc., 2.0%, 12/15/37

 $ 4,748,429

 Health Care Services - 0.1%

   361,000

 Omnicare, Inc., 3.25%, 12/15/35

 $ 444,255

 Total Health Care Equipment & Services

              $ 5,192,684

 MATERIALS - 1.1%

 Diversified Chemicals - 1.1%

   4,000,000(j)

 Hercules, Inc., 6.5%, 6/30/29

 $ 3,617,500

 Total Materials

              $ 3,617,500

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%

 Biotechnology - 0.4%

   1,400,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 1,505,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

              $ 1,505,000

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% †

 Semiconductors - 0.0% †

   166,380(e)

 LDK Solar Co., Ltd., 5.535% (5.535% PIK 0.000% cash), 12/31/18

 $ 33,276

   42,000(c)

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

   30

 Total Semiconductors & Semiconductor Equipment

               $ 33,306

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost $14,894,443)

              $ 17,596,365

Schedule of Investments  |  6/30/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 U.S. GOVERNMENT AND AGENCY

 OBLIGATIONS -  0.7% of Net Assets

   2,330,100(b)

 U.S. Treasury Notes, 0.085%, 7/31/16

 $ 2,330,643

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost  $2,330,547)

              $ 2,330,643

 SOVEREIGN DEBT OBLIGATIONS -  0.7% of Net Assets

 Ecuador - 0.2%

   870,000

 Ecuador Government International Bond, 7.95%, 6/20/24 (144A)

 $ 776,475

 Russia - 0.5%

   1,450,000(g)

 Russian Government International Bond, 7.5%, 3/31/30

 $ 1,698,657

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $1,919,237)

              $ 2,475,132

 TAX EXEMPT OBLIGATION -  1.0% of Net Assets (k)

 New York - 1.0%

   3,475,000

 New York City Industrial Development Agency, British Airways Plc Project, 7.625%, 12/1/32

 $ 3,501,097

 TOTAL TAX EXEMPT OBLIGATION

 (Cost $3,129,052)

              $ 3,501,097

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  0.1% of Net Assets

   3,300,000(a)

 Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)

 $ 205,062

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $3,293,711)

              $ 205,062

 Shares

 Value

 COMMON STOCKS - 2.1% of Net Assets

 CAPITAL GOODS - 0.2%

 Building Products - 0.2%

   894(h)(l)

 Panolam Holdings Co.

 $ 657,984

 Industrial Machinery - 0.0% †

   33,171(h)(l)

 Liberty Tire Recycling LLC

 $ 332

 Total Capital Goods

              $ 658,316

 ENERGY - 0.2%

 Oil & Gas Exploration & Production - 0.2%

   727,149(l)

 Halcon Resources Corp.

 $ 843,493

 Total Energy

              $ 843,493

 INSURANCE - 0.0%†

 Insurance Brokers - 0.0%†

 GBP

   1,625(h)(l)

 Towergate Finance Plc

 $ 409

 Total Insurance

                 $ 409

 MATERIALS - 0.1%

 Diversified Metals & Mining - 0.1%

   3,402

 Freeport-McMoRan, Inc.

 $ 63,345

 AUD

   4,776,723(l)

 Mirabela Nickel, Ltd.

   423,748

              $ 487,093

 Total Materials

              $ 487,093

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%

 Pharmaceuticals - 0.3%

   15,900

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $ 939,690

 Total Pharmaceuticals, Biotechnology & Life Sciences

               $ 939,690

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% †

 Semiconductors - 0.0% †

   11,342(l)

 LDK Solar Co., Ltd. (A.D.R.)

 $ 1,475

 Total Semiconductors & Semiconductor Equipment

              $ 1,475

 Shares

 Value

 TRANSPORTATION - 1.3%

 Air Freight & Logistics - 0.7%

   3,266(l)

 CEVA Holdings LLC

 $ 2,416,648

 Airlines - 0.6%

   45,044

 Delta Air Lines, Inc.

 $ 1,850,407

 Total Transportation

                              $ 4,267,055

 TOTAL COMMON STOCKS

 (Cost  $6,642,558)

                              $ 7,197,531

 CONVERTIBLE PREFERRED STOCKS -  1.1% of Net Assets

 DIVERSIFIED FINANCIALS - 0.6%

 Other Diversified Financial Services - 0.6%

   1,880(f)

 Bank of America Corp., 7.25%

 $ 2,090,560

 Total Diversified Financials

                              $ 2,090,560

 ENERGY - 0.1%

 Oil & Gas Exploration & Production - 0.1%

   1,100(f)

 Halcon Resources Corp., 5.75%

 $ 236,775

 Total Energy

              $ 236,775

 TELECOMMUNICATION SERVICES - 0.4%

 Integrated Telecommunication Services - 0.4%

   15,000(l)

 Frontier Communications Corp., 11.125%, 6/29/18

 $ 1,498,500

 Total Telecommunication Services

               $1498,500

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $3,664,242)

             $ 3,825,835

 PREFERRED STOCKS - 2.8% of Net Assets

 BANKS - 0.9%

 Diversified Banks - 0.9%

   3,000(a)(f)

 AgStar Financial Services ACA, 6.75% (144A)

 $ 3,117,000

 Total Banks

             $ 3,117,000

 DIVERSIFIED FINANCIALS - 1.2%

 Consumer Finance - 0.2%

   750(f)

 Ally Financial, Inc., 7.0% (144A)

 $ 761,602

 Other Diversified Financial Services - 1.0%

   132,750(a)

 GMAC Capital Trust I, 8.125%, 2/15/40

 $ 3,448,845

 Total Diversified Financials

             $ 4,210,447

 INSURANCE - 0.7%

 Insurance Brokers - 0.7%

 GBP

   1,548,867(h)(l)

 Towergate Finance Plc, Class B

 $ 2,387,792

 Reinsurance - 0.0%†

   8,500(f)(i)

 Lorenz Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes

              $ 21,250

 Total Insurance

             $ 2,409,042

 TOTAL PREFERRED STOCKS

 (Cost  $9,372,491)

             $ 9,736,489

 WARRANTS - 0.0%†

 INSURANCE - 0.0%†

 Insurance Brokers - 0.0%†

 GBP

   466(h)(l)(m)

 Towergate Finance Plc

 $ –

 Total Insurance

                 $ –

 TOTAL WARRANTS

 (Cost $ –)

                 $ –

 Principal

 Amount

 USD ($)

 Value

 TEMPORARY CASH INVESTMENTS - 0.2% of Net Assets

 REPURCHASE AGREEMENT -  0.2%

   600,000

Bank of Nova Scotia,0.14%, repurchase price of $600,000 plus accrued interest on 7/1/15 collateralized by the following (at market value): $610,000 Freddie Mac Giant, 3.0%-4.5%,7/1/30 -3/1/44 and $2,004 Federal National

Mortgage Association, 4.5%, 10/1/44.

 $ 600,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $600,000)

              $ 600,000

 TOTAL INVESTMENTS IN SECURITIES - 137.5%

 (Cost - $474,988,774) (n)(o)

           $  470,054,517

 OTHER ASSETS AND LIABILITIES - (37.5)%

           $ (128,214,220)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

           $ 341,840,297

Schedule of Investments  |  6/30/15 (unaudited)

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2015, the value of these securities amounted to $200,724,475, or 58.7% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe or Event linked bond. At June 30, 2015, the value of these secutities amounted to $7,028,775,

 or 2.1% of total net assets applicable to common shareowners.

†             Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2015.

 (a)

 The interest rate is subject to change periodically. The interest rate shown is the rate at June 30, 2015.

 (b)

 Floating rate note. The rate shown is the coupon rate at June 30, 2015.

 (c)

 Security is in default and is non income producing.

 (d)

 Denotes security pledged and segregated as collateral for the margin-loan financing agreement.

 (e)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (f)

 Security is perpetual in nature and has no stated maturity date.

 (g)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2015.

 (h)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (i)

 Structured reinsurance investment. At June 30, 2015, the value of these securities amounted to $19,327,434, or 5.7% of total net assets applicable to common shareowners.

 (j)

 Security is priced as a unit.

 (k)

 Consists of Revenue Bonds unless otherwise indicated.

 (l)

 Non-income producing.

 (m)

 Towergate B Preferred warrants are exercisable into 136 Tig FinCo A shares.

 (n)

 At June 30, 2015, the net unrealized depreciation on investments based on cost for federal tax purposes of $476,396,148 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 27,848,824

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (34,190,455)

 Net unrealized depreciation

 $ (6,341,631)

 For financial reporting purposes net unrealized depreciation on investments was $4,934,257 and cost of investments aggregated $474,988,774.

 (o)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 77.8%

 Luxembourg

 4.3

 Bermuda

 3.8

 Canada

 3.8

 Netherlands

 2.6

 United Kingdom

 1.0

 Other (individually less than 1%)

 6.7

 100.0%

 Glossary of Terms:

 (A.D.R.)

 American Depositary Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

   Notional

 Obligation

 Credit

 Expiration

 Premiums

 Net Unrealized

   Principal ($) (1)

 Counterparty

 Entity/Index

 Coupon

 Rating (2)

 Date

 (Received)

 Appreciation

   2,000,000

 JPMorgan Chase & Co.

 Goodyear Tire & Rubber Co.

 5.00%

 BB

 12/20/17

 $            (65,000)

 $ 281,558

 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 (2)

 Based on Standard & Poor's rating of the issuer.

Schedule of Investments  |  6/30/15 (unaudited)

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker–dealers) as Level 3.

 The following is a summary of the inputs used as of June 30, 2015, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

 $ –

 $2,918,812

 $ –

 $2,918,812

 Collateralized Mortgage Obligations

 –

 3,974,447

 –

 3,974,447

 Senior Secured Floating Rate Loan Interests

 –

 25,691,359

 –

 25,691,359

 Corporate Bonds & Notes

 Industrials

 Industrial Machinery

 –

 –

 772,590

 772,590

 Insurance

 Property & Casualty

 Insurance

 –

 6,965,175

 2,073,165

 9,038,340

 Reinsurance

 –

 7,028,775

 19,306,184

 26,334,959

 All Other Corporate Bonds & Notes

 –

 353,855,856

 –

 353,855,856

 Convertible Bonds & Notes

 –

 17,596,365

 –

 17,596,365

 U.S. Government and Agency Obligations

 –

 2,330,643

 –

 2,330,643

 Sovereign Debt Obligations

 –

 2,475,132

 –

 2,475,132

 Tax Exempt Obligation

 –

 3,501,097

 –

 3,501,097

 Municipal Collateralized Debt Obligation

 –

 205,062

 –

 205,062

 Common Stocks

 Capital Goods

 Building Products

 –

 –

 657,984

 657,984

 Industrial Machinery

 –

 –

 332

 332

 Insurance

 Insurance Brokers

 –

 –

 409

 409

 Transportation

 Air Freight & Logistics

 –

 2,416,648

 –

 2,416,648

 All Other Common Stocks

 4,122,158

 –

 –

 4,122,158

 Convertible Preferred Stocks

 Energy

 Oil & Gas Exploration & Production

 –

 236,775

 –

 236,775

 All Other Convertible Preferred Stocks

 3,589,060

 –

 –

 3,589,060

 Preferred Stocks

 Banks

 Diversified Banks

 –

 3,117,000

 –

 3,117,000

 Diversified Financials

 Consumer Finance

 –

 761,602

 –

 761,602

 Insurance

 Insurance Brokers

 –

 –

 2,387,792

 2,387,792

 Reinsurance

 –

 –

 21,250

 21,250

 All Other Preferred Stocks

 3,448,845

 –

 –

 3,448,845

 Warrants

 Insurance

 Insurance Brokers

 –

 –

 –*

 –*

 Repurchase Agreement

 –

 600,000

 –

 600,000

 Total Investments in Securities

 $11,160,063

 $433,674,748

 $25,219,706

 $470,054,517

 Other Financial Instruments

 Assets:

 Unrealized appreciation on swap contracts

 $ –

 $281,558

 $ –

 $281,558

 Total Other Financial Instruments

 $ –

 $281,558

 $ –

 $281,558

 * Includes securities that are fair valued at $0.

Schedule of Investments  |  6/30/15 (unaudited)

 The following is a summary of the fair valuation  of certain of the Trust's assets and liabilities as of June 30, 2015:

 Level 1

 Level 2

 Level 3

 Total

 Assets:

 Foreign currencies, at value

 $ –

 $2,135,276

 $ –

 $2,135,276

 Liabilities:

 Swap collateral

  –

 (200,000)

  –

 (200,000)

 Outstanding borrowing

  –

 (151,000,000)

  –

 (151,000,000)

 Total

 $ –

 $(149,064,724)

 $ –

 $(149,064,724)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 as of

 3/31/15

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 6/30/15

 Corporate Bonds & Notes

 Diversified Financials

 Other Diversified Financial Services

 $2,204,347

 $ –

 $ –

 $ –

 $(2,204,347)

 $ –

 $ –

 $ –

 $ –

 Industrials

 Industrial Machinery

 772,590

 –

 (3,375)

 –

 –

 3,375

 –

 –

 772,590

 Insurance

 Property & Casualty Insurance

 –

 –

 (131,182)

 2,204,347

 –

 –

 –

 –

 2,073,165

 Reinsurance

 14,993,846

 (2,541)

 (988,290)

 6,112,031

 (845,996)

 37,134

 –

 –

 19,306,184

 Convertible Bonds & Notes

 Semiconductors & Semiconductor Equipment

 Semiconductors

 –

 –

 28,675

 4,481

 –

 120

 –

 (33,276)

 –

 Common Stocks

 Capital Goods

 Building Products

 657,984

 –

 –

 –

 –

 –

 –

 –

 657,984

 Industrial Machinery

 332

 –

 –

 –

 –

 –

 –

 –

 332

 Insurance

 Insurance Brokers

 –

 –

 23

 386

 –

 –

 –

 –

 409

 Preferred Stocks

 Insurance

 Insurance Brokers

 –

 –

 87,725

 2,300,067

 –

 –

 –

 –

 2,387,792

 Reinsurance

 2,185,205

 –

 (1,048,050)

 –

 (1,115,905)

 –

 –

 –

 21,250

 Warrants

 Insurance

 Insurance Brokers

 –

 –

 –

 –**

 –

 –

 –

 –

 –**

 Total

 $20,814,304

 $(2,541)

 $(2,054,474)

 $10,621,312

 $(4,166,248)

 $40,629

 $ –

 $(33,276)

 $25,219,706

 *Transfers are calculated on the beginning of period value. For the three months ended June 30, 2015 there were no transfers between

 Levels 1, 2, and 3.

 **Includes securities that are fair valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at 06/30/15: $(108,926).

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at June 30, 2015. These amounts exclude valuations provided by a broker.

 Fair Value

 Valuation

 Unobservable

 Value/

 Asset Type

 6/30/15

 Technique (s)

 Input

 Range

 Corporate Bonds & Notes

 $2,845,755

 Market

 Comparables

 EBITDA Multiples(1)

 Yield Premium(2)

 5.5x to 6.5x

 1.05%

 Common Stocks

 $ 658,725

 Market

 Comparables

 EBITDA

 Multiples(1)

 5.5x to 6.5x

 1.05%

 Preferred Stocks

 $2,387,792

 Market

 Comparables

 EBITDA

 Multiples(1)

 5.0x to 5.5x

 Warrants

 $ –

 Enterprise Value

 Residual Value

 $0

 (1)

 An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.

 (2)

 An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 27, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 27, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date August 27, 2015 * Print the name and title of each signing officer under his or her signature.